Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity
23.	Equity

a)	Authorized Share Capital

Our authorized share capital consists of an unlimited number of Class A common shares without par value, an unlimited number of Class B subordinate voting shares (Class B shares) without par value and an unlimited number of preferred shares without par value issuable in series.

Class A common shares carry the right to 100 votes per share. Class B shares carry the right to one vote per share. Each Class A common share is convertible, at the option of the holder, into one Class B share. In all other respects, the Class A common shares and Class B shares rank equally.

The attributes of the Class B subordinate voting shares contain so-called “coattail provisions,” which provide that, in the event that an offer (an “Exclusionary Offer”) to purchase Class A common shares, which is required to be made to all or substantially all holders thereof, is not made concurrently with an offer to purchase Class B subordinate voting shares on identical terms, then each Class B subordinate voting share will be convertible into one Class A common share at the option of the holder during a certain period provided that any Class A common shares received upon such conversion are deposited to the Exclusionary Offer. Any Class B subordinate voting shares converted into Class A common shares pursuant to such conversion right will automatically convert back to Class B subordinate voting shares in the event that any such shares are withdrawn from the Exclusionary Offer or not otherwise ultimately taken up and paid for under the Exclusionary Offer.

The Class B subordinate voting shares will not be convertible in the event that holders of a majority of the Class A common shares (excluding those shares held by the offeror making the Exclusionary Offer) certify to Teck that they will not, among other things, tender their Class A common shares to the Exclusionary Offer.

If an offer to purchase Class A common shares does not, under applicable securities legislation or the requirements of any stock exchange having jurisdiction, constitute a “take-over bid” or is otherwise exempt from any requirement that such offer be made to all or substantially all holders of Class A common shares, the coattail provisions will not apply.

b)	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

	Class A	Class B
	Common	Subordinate
Shares (in 000’s)	Shares	Voting Shares
As at January 1, 2017	9,353	567,546
Class A shares conversion	(1,576)	1,576
Options exercised (c)	—	2,275
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(5,891)

As at December 31, 2017	7,777	565,506
Class A shares conversion	(9)	9
Options exercised (c)	—	3,710
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(6,300)

As at December 31, 2018	7,768	562,925

During the year ended December 31, 2017, 1,576,166 Class A common shares were converted into the same number of Class B subordinate voting shares. As a result of this conversion, the percentage of total votes attached to outstanding Class A common shares was reduced from 62.2% to 57.7%.

c)	Share Options

The maximum number of Class B shares issuable to full-time employees pursuant to options granted under our current stock option plan is 28 million. As at December 31, 2018, 3,443,007 share options remain available for grant. The exercise price for each option is the closing price for our Class B shares on the last trading day before the date of grant. Our share options are settled through the issuance of Class B shares.

During the year ended December 31, 2018, we granted 1,575,355 Class B share options to employees. These share options have a weighted average exercise price of $37.44, vest in equal amounts over three years, and have a term of 10 years.

The weighted average fair value of Class B share options granted in the year was estimated at $11.10 per option (2017 – $8.32) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2018	2017
Weighted average exercise price	$37.44	$27.79
Dividend yield	2.67%	2.20%
Risk-free interest rate	2.06%	1.06%
Expected option life	4.2 years	4.2 years
Expected volatility	41%	42%
Forfeiture rate	0.54%	0.36%

The expected volatility is based on a statistical analysis of historical daily share prices over a period equal to the expected option life.

Outstanding share options are as follows:

	2018		2017
	Share	Weighted	Share	Weighted
	Options	Average	Options	Average
	(in 000’s)	Exercise Price	(in 000’s)	Exercise Price
Outstanding at beginning of year	22,068	$19.52	22,854	$18.38
Granted	1,575	37.44	2,011	27.79
Exercised	(3,710)	14.58	(2,275)	11.47
Forfeited	(107)	32.92	(78)	16.25
Expired	(51)	37.56	(444)	40.40

Outstanding at end of year	19,775	$21.75	22,068	$19.52

Vested and exercisable at end of year	14,036	$22.83	12,266	$24.94

The average share price during the year was $32.55 (2017 – $27.86).

Information relating to share options outstanding at December 31, 2018, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
6,411	$4.15 — $ 12.35	78
3,634	$12.36 — $ 20.14	71
2,218	$20.15 — $ 26.79	59
4,386	$26.80 — $ 36.85	63
3,126	$36.86 — $ 58.80	68

19,775	$4.15 — $ 58.80	70

Total share option compensation expense recognized for the year was $17 million (2017 – $17 million).

d)	Deferred Share Units, Restricted Share Units, Performance Share Units and Performance Deferred Share Units

We have issued and outstanding deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs) (collectively, Units).

As of 2017, DSUs are granted to directors only. RSUs are granted to both employees and directors. PSUs and PDSUs are granted to certain officers only. DSUs entitle the holder to a cash payment equal to the closing price of one Class B subordinate voting share on the Toronto Stock Exchange on the day prior to exercise. RSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B share on the Toronto Stock Exchange over either 10 or 20 consecutive trading days prior to the payout date, depending on the date issued. PSUs granted prior to 2017 vest in a percentage of the original grant varying from 0% to 200% based on our total shareholder return ranking compared to a group of specified companies. PSUs issued in 2018 and 2017 vest in a percentage from 0% to 200% based on both relative total shareholder return and a calculation based on the change in EBITDA over the vesting period divided by the change in a weighted commodity price index. Once vested, PSUs entitle the holder to a cash payment equal to the weighted average trading price of one Class B subordinate voting share on the Toronto Stock Exchange over either 10 or 20 consecutive trading days prior to vesting, depending on the date issued. Officers granted PSUs in 2018 and 2017 can elect on the grant date to receive PSUs or PDSUs, which pay out following termination of employment as described below.

RSUs, PSUs, and PDSUs vest on December 20 in the year prior to the third anniversary of the grant date. DSUs vest immediately for directors, and on the December 20 in the year prior to the third anniversary of the grant date for employees. Units vest on a pro rata basis if employees retire or are terminated without cause, and unvested units are forfeited if employees resign or are terminated with cause.

DSUs and PDSUs may be exercised on or before December 15 of the first calendar year commencing after the date on which the participant ceases to be a director or employee. RSUs and PSUs pay out on the vesting date.

Additional Units are issued to Unit holders to reflect dividends paid and other adjustments to Class B subordinate voting shares.

In 2018, we recognized compensation expense of $42 million for Units (2017 – $108 million). The total liability and intrinsic value for vested Units as at December 31, 2018 was $103 million (2017 – $185 million).

The outstanding Units are summarized in the following table:

(in 000’s)	2018		2017
	Outstanding	Vested	Outstanding	Vested
DSUs	2,644	2,644	2,648	2,423
RSUs	821	381	2,823	1,699
PSUs	667	312	1,517	869
PDSUs	123	61	70	20

	4,255	3,398	7,058	5,011

e)	Accumulated Other Comprehensive Income

(CAD$ in millions)	2018	2017 (restated)
Accumulated other comprehensive income – beginning of year	$244	$450
IFRS 9 transition adjustment on January 1, 2018 (Note 32(c))	(34)	—
Currency translation differences:
Unrealized gains (losses) on translation of foreign subsidiaries	638	(536)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $40 and $(46))	(255)	341

	383	(195)
Marketable equity and debt securities (2017 – Available-for-sale financial assets):
Unrealized loss on marketable equity and debt securities (2017 – available-for-sale financial assets) (net of taxes of $1 and $1)	(10)	(4)
Realized gain on marketable equity and debt securities (net of taxes of $nil and $nil)	1	—
Realized loss on available-for-sale financial assets reclassified to profit (net of taxes of $nil and $1)	—	(6)

	(9)	(10)
Share of other comprehensive loss of associates and joint ventures	—	(1)
Remeasurements of retirement benefit plans (net of taxes of $(2) and $(55))	8	129

Total other comprehensive income (loss)	382	(77)
Less remeasurements of retirement benefit plans recorded in retained earnings	(8)	(129)

Accumulated other comprehensive income – end of year	$584	$244

f)	Earnings Per Share

The following table reconciles our basic and diluted earnings per share:

(CAD$ in millions, except per share data)	2018	2017 (restated)
Net basic and diluted profit attributable to shareholders of the company	$3,107	$2,460

Weighted average shares outstanding (000’s)	573,905	577,482
Dilutive effect of share options	8,233	8,910

Weighted average diluted shares outstanding (000’s)	582,138	586,392

Basic earnings per share	$5.41	$4.26
Diluted earnings per share	$5.34	$4.19

At December 31, 2018, 5,458,816 (2017 – 4,240,949) potentially dilutive shares were not included in the diluted earnings per share calculation because their effect was anti-dilutive.

g)	Dividends

We declared and paid dividends on our Class A common and Class B subordinate voting shares of $0.05 per share in each of the first three quarters of 2018, $0.15 per share in the fourth quarter of 2018 and $0.10, $0.05 and $0.45 per share in the second, third and fourth quarters of 2017, respectively.

h)	Normal Course Issuer Bid

On occasion, we purchase and cancel Class B subordinate voting shares pursuant to normal course issuer bids that allow us to purchase up to a specified maximum number of shares over a one-year period.

In 2018, we purchased 6,539,558 Class B subordinate voting shares under our normal course issuer bids. As at December 31, 2018, of the shares repurchased, 6,299,558 shares have been cancelled and 240,000 shares are pending cancellation.